As filed with the Securities and Exchange Commission on October 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation Schedule of Investments (Unaudited) August 31, 2005

Common Stock - 0.84% +	Shares	Value

Natural Gas Gathering/Processing - 0.84% +
Crosstex Energy, Inc. (Cost $2,280,917)	56,536	$ 3,626,137

Master Limited Partnerships - 165.96% +

Coal - 1.89% +
Natural Resource Partners, L.P.	132,800	8,167,200

Crude/Refined Products Pipelines - 99.14% +
Buckeye Partners, L.P.	631,682	29,846,974
Enbridge Energy Partners, L.P.	920,500	49,651,770
Holly Energy Partners, L.P.	427,070	17,915,587
Kinder Morgan Management, LLC #	1,413,286	67,244,148
Magellan Midstream Partners, L.P.	1,683,274	55,548,042
Magellan Midstream Partners, L.P. ^	521,739	15,975,648
Pacific Energy Partners, L.P.	656,500	21,520,070
Plains All American Pipeline, L.P.	1,280,955	60,012,742
Sunoco Logistics Partners, L.P.	934,625	36,319,527
TEPPCO Partners, L.P.	812,745	33,615,133
Valero, L.P.	709,874	41,193,988
		428,843,629

Natural Gas/Natural Gas Liquid Pipelines - 14.61% +
Enterprise GP Holdings, L.P.	71,400	2,277,660
Enterprise Products Partners, L.P.	1,852,300	44,973,844
Enterprise Products Partners, L.P. ^	396,640	9,003,728
Northern Border Partners, L.P.	144,600	6,919,110
		63,174,342

Natural Gas Gathering/Processing - 31.75% +
Copano Energy, LLC	91,950	3,631,106
Copano Energy, LLC ^	117,639	4,552,629
Copano Energy, LLC - Class B ^	414,062	15,614,278
Crosstex Energy L.P. ^	160,009	6,070,741
Energy Transfer Partners, L.P.	1,804,600	66,752,154
Hiland Partners, L.P.	36,548	1,407,098
Markwest Energy Partners, L.P.	226,100	11,282,390
Markwest Energy Partners, L.P. ^	579,710	26,469,559
Williams Partners, L.P.	59,750	1,552,305
		137,332,260

Shipping - 5.46% +
K-Sea Transportation Partners, L.P.	71,300	2,855,565
K-Sea Transportation Partners, L.P. ^	500,000	18,635,000
Teekay LNG Partners, L.P.	67,200	2,140,320
		23,630,885

Propane Distribution - 13.11% +
Inergy, L.P.	1,767,979	52,632,735
Inergy, L.P. ^	82,655	2,180,439
Inergy Holdings, L.P.	61,761	1,912,121
		56,725,295

Total Master Limited Partnerships (Cost $540,275,045)		717,873,611

	Principal
Promissory Notes - 1.51% +	Amount

Shipping - 1.51% +
E.W. Transportation, LLC - Unregistered, 8.48%, Due 03/31/2009
(Cost $6,533,999) ^ @	$ 6,610,864	6,533,999

Short Term Investments - 2.27% +	Shares

First American Prime Obligations Money Market Fund - Class Z (Cost $9,793,529)*	9,793,529	9,793,529

Total Investments - 170.58% + (Cost $558,883,490)		737,827,276

Auction Rate Senior Notes - (38.15%) +		(165,000,000)

Interest Rate Swap Contracts - (0.29%) +

$165,000,000 notional - Unrealized Depreciation		(1,248,872)

Liabilities in Excess of Other Assets - (15.96%) +		(69,025,669)

Preferred Shares at Redemption Value - (16.18%) +		(70,000,000)

Total Net Assets Applicable to Common Stockholders - 100.00% +		$ 432,552,735

Footnotes and Abbreviations
+ Calculated as a percentage of net assets applicable to common stockholders.
^ Fair valued securities represent a total market value of $105,036,021 which represents 24.28% of net assets. These securities are deemed to be restricted, see note 6 for further disclosure.
# Security distributions are paid in kind.
@ Security is a variable rate instrument. Interest rate is as of August 31, 2005.
* All or a portion of the security is segregated as collateral for the unrealized depreciation on interest rate swap contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Infrastructure Corporation

By (Signature and Title)* _/s/ David J. Schulte
David J. Schulte, President

Date October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ David J. Schulte
David J. Schulte, President

Date October 27, 2005

By (Signature and Title)* _/s/ Terry C. Matlack
Terry C. Matlack, Treasurer

Date October 27, 2005

* Print the name and title of each signing officer under his or her signature.